Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2016, 2017 and 2018, the balances are comprised of the following:

	December 31, 2016		December 31, 2017		December 31, 2018
Cash	Ps.	1,560,536	Ps.	1,616,408	Ps.	1,912,047
Investments of cash surpluses		3,326,662		5,855,824		3,894,166
Cash equivalents designated for expenditure, held in trust		300,940		257,911		345,244
	Ps.	5,188,138	Ps.	7,730,143	Ps.	6,151,457